UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 14, 2015 to November 13, 2015

Commission File Number of issuing entity:	333-191331-08

Central Index Key Number of issuing entity:	0001639694

GS Mortgage Securities Trust 2015-GC30
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001541502
0001558761
0001541001
0001576832
0001548405

Goldman Sachs Mortgage Company
Cantor Commercial Real Estate Lending L.P.
Citigroup Global Markets Realty Corp.
MC-Five Mile Commercial Mortgage Finance LLC
Starwood Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

__________________________________________________________
Erika Forshtay, (312) 332-7530
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3970768
38-3970769
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street, Chicago, IL
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7530
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
C	☐	☐	☑	_______
D	☐	☐	☑	_______
X-D	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

Explanatory Note

The monthly report for the November 13, 2015 distribution was revised on November 23, 2015.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1) Revised Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC30, relating to the November 13, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: December 02, 2015	/s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Revised Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC30, relating to the November 13, 2015 distribution.